Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net losses	¥ (9,006,814)	¥ (477,322)
Other operating assets	22,579,797	67,500,641
Other operating liabilities	1,463,075	1,751,140
Net cash provided by operating activities	15,036,058	68,774,459
Cash flows from financing activities:
Repurchase of ordinary shares	(13,646,132)	(87,631,475)
Net cash used in financing activities	(13,646,132)	(87,631,475)
Net (decrease)/ increase in cash and cash equivalents	1,389,926	(18,857,016)
Cash and cash equivalents at the beginning of year	5,080,204
Effect of exchange rate change on cash and cash equivalents	6,457,188	23,937,220
Cash and cash equivalents at the end of year	¥ 12,927,318	¥ 5,080,204